Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	abrdn ETFs
Entity Central Index Key	0001597934
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000176936
Shareholder Report [Line Items]
Fund Name	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Trading Symbol	BCD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abrdn.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Additional Information Phone Number	844-383-7289
Additional Information Website	https://www.abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	$16	0.31%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 230,222,736
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics at June 30, 2024

Total Net Assets	$230,222,736
Total Number of Portfolio Holdings	53
Portfolio Turnover RateFootnote Reference*	0%
Footnote	Description
Footnote*	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

Holdings [Text Block]

Sector Allocation (%)Footnote Reference1

Value	Value
Livestock	5.2%
Metals - Industrial	15.7%
Metals - Precious	20.9%
Agriculture	28.6%
Energy	29.6%
Footnote	Description
Footnote[1]	Short-term investments held as collateral for futures contracts have been excluded.

Largest Holdings [Text Block]

Top Ten Fund Holdings (%)

Gold 100 oz. future	15.8%
Natural gas future	8.6%
Brent crude future	7.2%
WTI crude future	7.1%
Copper future	6.0%
Corn future	5.6%
Soybean future	5.2%
Silver future	5.1%
PRI Aluminum future	4.0%
Live cattle future	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	844-383-7289
Updated Prospectus Web Address	https://www.abrdn.com/us/literature
C000176935
Shareholder Report [Line Items]
Fund Name	abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Trading Symbol	BCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Bloomberg All Commodity Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abrdn.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Additional Information Phone Number	844-383-7289
Additional Information Website	https://www.abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	$13	0.26%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,015,900,085
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics at June 30, 2024

Total Net Assets	$1,015,900,085
Total Number of Portfolio Holdings	49
Portfolio Turnover RateFootnote Reference*	0%
Footnote	Description
Footnote*	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

Holdings [Text Block]

Sector Allocation (%)Footnote Reference1

Value	Value
Livestock	5.4%
Metals - Industrial	16.1%
Metals - Precious	20.7%
Agriculture	27.9%
Energy	29.9%
Footnote	Description
Footnote[1]	Short-term investments held as collateral for futures contracts have been excluded.

Largest Holdings [Text Block]

Top Ten Fund Holdings (%)

Gold 100 oz. future	15.4%
Natural gas future	8.6%
Brent crude future	7.4%
WTI crude future	7.1%
Copper future	5.8%
Silver future	5.3%
Corn future	5.2%
Soybean future	5.1%
PRI Aluminum future	4.2%
Coffee future	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	844-383-7289
Updated Prospectus Web Address	https://www.abrdn.com/us/literature
C000229118
Shareholder Report [Line Items]
Fund Name	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Trading Symbol	BCIM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abrdn.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Additional Information Phone Number	844-383-7289
Additional Information Website	https://www.abrdn.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF	$21	0.41%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 22,880,037
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics at June 30, 2024

Total Net Assets	$22,880,037
Total Number of Portfolio Holdings	25
Portfolio Turnover RateFootnote Reference*	0%
Footnote	Description
Footnote*	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

Holdings [Text Block]

Sector Allocation (%)Footnote Reference1

Value	Value
Lead	5.3%
Zinc	15.7%
Nickel	16.7%
Aluminum	26.0%
Copper	36.3%
Footnote	Description
Footnote[1]	Short-term investments held as collateral for futures contracts have been excluded.

Largest Holdings [Text Block]

Top Ten Fund Holdings (%)

Copper future	36.3%
PRI Aluminum future	26.0%
Nickel future	16.7%
Zinc future	15.7%
Lead future	5.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	844-383-7289
Updated Prospectus Web Address	https://www.abrdn.com/us/literature